Employee Benefit Plans - Schedule of Employee Benefits Charged to Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of employee benefits charged to operating expenses
Payroll taxes	$ 1,443	$ 1,403	$ 1,273
Medical plans	1,771	1,860	1,854
401(k) match and profit sharing	1,573	1,829	1,586
Periodic pension cost	1,608	1,796	1,614
Other	50	52	59
Total employee benefits	$ 6,445	$ 6,940	$ 6,386